Commitment and Contingencies - Letters of Credit (Details) $ in Thousands	Dec. 31, 2022 USD ($)
Itaú
Line of Credit Facility [Line Items]
Letters of credit	$ 15
Required Maximum Ratio	0.94
Itaú | Maximum
Line of Credit Facility [Line Items]
Required Maximum Ratio	4.5
Credit Suisse
Line of Credit Facility [Line Items]
Letters of credit	$ 45
Required Maximum Ratio	0.88
Credit Suisse | Maximum
Line of Credit Facility [Line Items]
Required Maximum Ratio	4
JPMorgan
Line of Credit Facility [Line Items]
Letters of credit	$ 20
Required Maximum Ratio	0.88
JPMorgan | Maximum
Line of Credit Facility [Line Items]
Required Maximum Ratio	4.5